Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized cost	$ 2,354	$ 3,000
Gross unrealized gains	0	1
Gross unrealized losses	(13)	(31)
Fair value	2,341	2,970
Government National Mortgage Association (GNMA) [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	2,281	2,902
Gross unrealized gains	0	0
Gross unrealized losses	(13)	(31)
Fair value	2,268	2,871
Federal National Mortgage Association (FNMA) [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	73	98
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	$ 73	$ 99